Summary of Significant Accounting Policies - Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 65,430	$ 92,494	$ 65,622
Restricted cash	4,411	3,937	3,975
Total cash, cash equivalents and restricted cash	$ 69,841	$ 96,431	$ 69,597